Significant accounting policies (Tables)	12 Months Ended
Aug. 31, 2025
Significant accounting policies
Summary of estimated useful lives and depreciation methods

Asset type	Methods	Rates
Office equipment and furnishings	Straight-line method	3-10 years
Machinery and equipment	Straight-line method	5-10 years
Rolling stock	Straight-line method	3-5 years
Leasehold improvements	Straight-line method	Over the term of the lease
Boat rental fleet	Straight-line method	15 years
Moulds	Straight-line method	25 years

Schedule of estimated useful lives of intangible assets

Asset type	Methods	Rates
Intellectual property	Straight-line method	10 years
Software	Straight-line method	7 years
Trade name	Straight-line method	5 years
Backlog	Straight-line method	3 years
Website	Straight-line method	5 years

Schedule of exchange rates for the currencies used in the preparation of the consolidated financial statements

	Exchange rate as at			Average exchange rate for year ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2025	2024	2023	2025	2024	2023

Canadian dollar	0.7277	0.7412	0.7388	0.7161	0.7352	0.7426